Warrants to Purchase Common Stock (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Warrants to Purchase Common Stock [Abstract]
Schedule of Warrants to Purchase Common Stock

The following warrants to purchase common stock were outstanding as of September 30, 2025:

Number of Shares	Exercise Price	Expiration Date
274,255	$2.00	June 22, 2026
37,058	2.00	June 28, 2026
11,393	2.00	July 1, 2026
26,762	3.00	December 22, 2027
4,542	3.00	January 10, 2028
6,660	3.00	March 31, 2028
41,738	3.00	May 10, 2028
131,427	6.04	March 26, 2030
533,835

The following warrants to purchase common stock were outstanding as of June 30, 2025:

Number of Shares	Exercise Price	Expiration Date
279,255	$2.00	June 22, 2026
37,433	2.00	June 28, 2026
11,500	2.00	July 1, 2026
27,032	3.00	December 22, 2027
4,588	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
131,427	6.04	March 26, 2030
542,888